SIGNIFICANT ACCOUNTING POLICIES, Regulatory Framework (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Regulatory framework [Abstract]
Inflation rate	211.40%	94.79%	50.94%